Share capital, Treasury Share Movements and Share buy-back Costs (Details) £ / shares in Units, £ in Millions, $ in Millions			12 Months Ended				18 Months Ended
	Apr. 29, 2019 USD ($) £ / $ shares	Apr. 29, 2019 GBP (£) £ / $ shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares		Oct. 31, 2019 USD ($) £ / shares shares	Oct. 31, 2018 USD ($) shares	Oct. 31, 2020 £ / shares	Apr. 29, 2019 £ / shares
Share buy-back [Abstract]
Number of treasury shares held (in shares) | shares			29,644,627	30,200,905		30,200,905	9,858,205
Share Buy Back Costs [Abstract]
Share buy-back cost | $				$ 710.0
Return on Investment to Share Holders [Abstract]
Average share price (in pounds per share) | £ / shares						£ 14.61
Return value to share holders	$ 1,800.0	£ 1,389.7
Nominal value per share (in pounds per share) | £ / shares								£ 1,963.00	£ 335.89
Return of value effected through an issue and redemption of B shares	$ 1,800.0	£ 1,389.7
Shares issued to satisfy option awards (in shares) | shares	413,784,754	413,784,754
Redemption of shares (in shares) | shares	413,784,754	413,784,754
Increase in the capital redemption reserve | $				(1,800.0)	[1]		$ (500.0) [2]
Net transaction costs of foreign exchange contract | $	$ 1.0		$ 35.5	99.6		£ 99.6
Share consolidation ratio | £ / $	0.8296	0.8296
Amount transferred to capital redemption reserve | $	$ 18.7
Reserves Other [Member]
Return on Investment to Share Holders [Abstract]
Increase in the capital redemption reserve | $				0.0
Capital Redemption Reserves [Member]
Return on Investment to Share Holders [Abstract]
Increase in the capital redemption reserve | $	$ 1,800.0			$ 1,800.0	[3]
Treasury Shares [member]
Share buy-back [Abstract]
Number of shares buy-back (in shares) | shares			0	29,160,054
Shares utilized to satisfy option awards (in shares) | shares			0	(4,804,817)
Share reorganization (in shares) | shares			0	(4,012,537)
Number of treasury shares held (in shares) | shares			0	20,342,700		20,342,700
Ordinary shares bought on the London Stock Exchange (in shares) | shares			0	25,766,919
ADRs purchased on the New York Stock Exchange (in shares) | shares			0	3,393,135
Share Buy Back Costs [Abstract]
Share buy-back cost | $			$ 0.0	$ 538.8
Expenses amount | $			0.0	5.9
Share buy-back costs, net | $			$ 0.0	$ 544.7

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.
[3]	The capital redemption reserve, a non-distributable reserve, was created as a result of Returns of Value in prior periods (note 26).